Employee Benefits Obligations (Details) - Schedule of Movement in Defined Benefit Obligations - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Included in OCI
Exchange difference		$ 177,708
At fair value [member]
Employee Benefits Obligations (Details) - Schedule of Movement in Defined Benefit Obligations [Line Items]
As at beginning balance
Included in profit and loss
Total profit and loss
Included in OCI
As at ending balance
Present value of defined benefit obligation [member]
Employee Benefits Obligations (Details) - Schedule of Movement in Defined Benefit Obligations [Line Items]
As at beginning balance	44,776	27,551
Included in profit and loss
Service cost	27,549	23,542
Interest cost (income)	3,056	1,841
Total profit and loss	75,382	52,936
Included in OCI
Actuarial gain/(loss)		(6,809)
Exchange difference	(2,715)	(1,350)
As at ending balance	$ 72,666	$ 44,776